Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2019
Entity Registrant Name	LORD ABBETT RESEARCH FUND INC
Entity Central Index Key	0000887194
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 25, 2020
Document Effective Date	Apr. 01, 2020
Prospectus Date	Apr. 01, 2020